Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 10	Intangible Assets
Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)	Balance
At December 31 (Dollars in Millions)			2020	2019
Goodwill		(c)	$9,918	$9,655
Merchant processing contracts	6 years/7 years	SL/AC	235	225
Core deposit benefits	22 years/5 years	SL/AC	64	82
Mortgage servicing rights		(c)	2,210	2,546
Trust relationships	10 years/7 years	SL/AC	19	27
Other identified intangibles	6 years/4 years	SL/AC	336	343
Total			$12,782	$12,878
(a)
Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b)	Amortization methods: SL = straight line method
AC	= accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Merchant processing contracts	$49	$45	$24
Core deposit benefits	18	22	26
Trust relationships	9	10	11
Other identified intangibles	100	91	100
Total	$176	$168	$161
The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2021	$149
2022	137
2023	98
2024	77
2025	52
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2020, 2019 and 2018:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management Investment and Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2017	$1,647	$3,681	$1,569	$2,537	$–	$9,434
Goodwill acquired	–	–	–	105	–	105
Disposal	–	(155)	–	–	–	(155)
Foreign exchange translation and other	–	(51)	49	(13)	–	(15)

Balance at December 31, 2018	$1,647	$3,475	$1,618	$2,629	$–	$9,369
Goodwill acquired	–	–	–	285	–	285
Foreign exchange translation and other	–	–	(1)	2	—	1

Balance at December 31, 2019	$1,647	$3,475	$1,617	$2,916	$–	$9,655
Goodwill acquired	–	–	–	180	–	180
Foreign exchange translation and other	–	–	2	81	–	83

Balance at December 31, 2020	$1,647	$3,475	$1,619	$3,177	$–	$9,918